Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary Share Capital		Additional Paid in Capital		Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 304		$ 10,430		$ (12,066)	$ (1,332)
Balance (in Shares) at Dec. 31, 2020	2,661,095
Changes during the period:
Par value cancellation	$ (304)		304
Initial Public Offering (“IPO”)			13,969			13,969
Initial Public Offering (“IPO”) (in Shares)	2,931,472
Conversion of financial liability			12,203			12,203
Conversion of financial liability (in Shares)	2,113,905
Tradable warrants exercise			9,378			9,378
Tradable warrants exercise (in Shares)	1,705,000
Changes during the period:
RSU vesting
RSU vesting (in Shares)	655,603
Changes during the period:
Exercise of share-based payments		[1]
Exercise of share-based payments (in Shares)	24,631
Share-based compensation			6,703			6,703
Comprehensive and net loss					(17,193)	(17,193)
Balance at Dec. 31, 2021			52,987		(29,259)	23,728
Balance (in Shares) at Dec. 31, 2021	10,091,706
Changes during the period:
RSU vesting
RSU vesting (in Shares)	1,240,204
Changes during the period:
Exercise of share-based payments				[1]
Exercise of share-based payments (in Shares)	7,030
Share-based compensation			4,879			4,879
Comprehensive and net loss					(14,976)	(14,976)
Balance at Dec. 31, 2022			57,866		(44,235)	13,631
Balance (in Shares) at Dec. 31, 2022	11,338,940
Changes during the period:
Issuance of ordinary shares and private warrants, net			1,806			1,806
Issuance of ordinary shares and private warrants, net (in Shares)	3,031,250
Issuance of placement agent warrants (Note 9)			131			131
Issuance of ordinary shares (pursuant to At-The-Market (“ATM”) facility)			26			$ 26
Issuance of ordinary shares (pursuant to At-The-Market (“ATM”) facility) (in Shares)	17,566					17,566
Exercise of share-based payments			3			$ 3
Exercise of share-based payments (in Shares)	37,972
Restricted share unit (“RSU”) vesting
Restricted share unit (“RSU”) vesting (in Shares)	1,226,448
Share-based compensation			1,427			1,427
Comprehensive and net loss					(11,286)	(11,286)
Balance at Dec. 31, 2023			$ 61,259		$ (55,521)	$ 5,738
Balance (in Shares) at Dec. 31, 2023	15,652,176

[1]	Less than thousand dollars